UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Operations Balancing Specialist
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 12/31/1999
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   156

Form 13F Information Table Value Total:   $669,894,522
                                           (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           NAME OF REPORTING MANAGER
                                ANB CORPORATION
                    AMERICAN NATIONAL BANK AND TRUST COMPANY
                  110 EAST MAIN STREET, MUNCIE, INDIANA 47305
                   QUARTERLY REPORT ENDING DECEMBER 31, 1999

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFLAC Inc.                        Common         001055102  1,987,482  42,513         Defined               40,013             2,500
ANB Corporation                   Common         001926104 22,617,953 569,894         Defined              421,026           148,868
AT&T Corp.                        Common         001957109    842,390  16,743         Defined               16,518               225
Abbott Laboratories, Inc.         Common         002824100 10,797,498 294,306         Defined              256,056            38,250
Adobe Systems Inc                 Common         00724F101    277,200   4,200           Sole                 4,200                 0
Air Products & Chem               Common         009158106    212,000   6,400         Defined                6,400                 0
Albertson's Inc                   Common         013104104  1,072,665  33,325         Defined               33,225               100
Alltel Corp.                      Common         020039103  2,458,481  29,845         Defined               29,560               285
Alltrista Corp.                   Common         020040101  1,432,846  65,878         Defined               11,183            54,695
American on Line                  Common         02364J104    226,810   2,960         Defined                2,960                 0
American Express Co.              Common         025816109    469,901   2,835           Sole                 2,835                 0
American General Corp             Common         026351106  2,141,790  29,140         Defined               27,065             2,075
American Home Products Co         Common         026609107  2,409,048  60,415         Defined               38,015            22,400
American Intl Group Inc.          Common         026874107 22,952,174 211,906         Defined              180,195            31,711
Analog Devices Inc                Common         032654105    482,034   5,330         Defined                3,330             2,000
Anheuser-Busch Cos Inc.           Common         035229103  2,420,742  34,185         Defined               33,385               800
Applied Materials                 Common         038222105    248,750   2,000           Sole                 2,000                 0
Associates First Capital Corp.    Common         046008108    245,866   8,840         Defined                8,715               125
Automatic Data Processing         Common         053015103  5,404,322  98,821         Defined               74,021            24,800
Avery Dennison Corp.              Common         053611109  7,994,438 111,323         Defined              110,198             1,125
BP Amoco PLC SPONS ADR            Common         055622104 24,714,991 415,378         Defined              375,323            40,055
BMC Software, Inc.                Common         055921100  4,377,667  55,065         Defined               54,165               900
Ball Corp.                        Common         058498106 27,162,287 718,332         Defined              316,320           402,012
Bank One Corp                     Common         06423A103  3,612,302 111,791         Defined              110,625             1,166
Bellsouth Corp.                   Common         079860102 10,620,371 226,868         Defined              199,793            27,075
Bestfoods                         Common         08658U101  1,074,453  20,225         Defined               20,075               150
Biomet Inc                        Common         090613100    247,671   6,300         Defined                2,300             4,000
Bristol Myers Squibb Co.          Common         110122108  3,707,831  56,825         Defined               56,475               350
CBS Corporation                   Common         12490K107    232,130   3,729           Sole                 3,729                 0
Cardinal Health Inc.              Common         14149Y108    850,416  17,671         Defined               17,446               225
Carnival Corp. Com Stock          Common         143658102  7,629,355 161,680         Defined              152,730             8,950
Central Newspapers                Common         154647101  1,875,024  48,000           Sole                48,000                 0
Chase Manhattan Corp New          Common         16161A108    288,833   3,700           Sole                 3,700                 0
Chevron Corporation               Common         166751107    265,050   3,100           Sole                 3,100                 0
Cinergy Corporation               Common         172474108    417,768  17,407           Sole                17,407                 0
Cisco Systems                     Common         17275R102 17,310,449 163,017         Defined              159,317             3,700
Citigroup, Inc.                   Common         172967101  4,269,831  77,194         Defined               76,619               575
Coca Cola Company                 Common         191216100  4,896,753  83,794         Defined               82,769             1,025
Colgate-Palmolive                 Common         194162103  4,681,562  74,905         Defined               74,205               700
Computer Associates Int'l         Common         204912109  2,267,412  32,219         Defined               31,832               387
Compuware Corp                    Common         205638109    869,799  22,965         Defined               22,840               125
Comverse Technology Inc.          Common         205862402    352,563   2,541           Sole                 2,541                 0
Conagra Inc.                      Common         205887102    377,301  16,630           Sole                16,630                 0
Concord EFS Inc.                  Common         206197105  1,059,032  40,732         Defined               40,206               526
Constellation Energy Group Inc.   Common         210371100    676,441  23,275         Defined               23,275                 0
Corning Inc                       Common         219350105    280,213   2,298         Defined                2,298                 0
Cox Communications Inc. CL A      Common         224044107  1,056,978  20,956         Defined               12,689             8,267
Dayton-Hudson Corp.               Common         239753106  9,005,555 122,005         Defined              119,845             2,160
Dell Computer                     Common         247025109  8,888,455 170,725         Defined              169,075             1,650
The Walt Disney Company           Common         254687106    343,121  11,781         Defined               11,181               600
Dover Corp.                       Common         260003108  2,407,543  53,650         Defined               39,950            13,700
Dow Chemical Co.                  Common         260543103    334,687   2,550           Sole                 2,550                 0
EMC Corporation                   Common         268648102 17,550,697 159,190         Defined              148,040            11,150
Electronic Data Systems Corp (New)Common         285661104    428,846   6,510           Sole                 6,510                 0
Emerson Electric Co.              Common         291011104    309,825   5,400           Sole                 5,400                 0
Equifax Inc.                      Common         294429105  1,660,468  71,225         Defined               70,725               500
Ericsson (LM) Telephone Co        Common         294821400    220,720   3,500         Defined                    0             3,500
Exxon Mobil Corp                  Common         30231G102 21,128,408 262,667         Defined              254,905             7,762
FPL Group Inc.                    Common         302571104  1,319,486  30,910         Defined               30,785               125
Fastenal Co.                      Common         311900104    224,375   5,000         Defined                    0             5,000
Federal Home Loan Mtg Cor         Common         313400301    205,312   4,380           Sole                 4,380                 0
Federal National Mortgage         Common         313586109  5,041,265  81,475         Defined               78,050             3,425
Fifth Third Bancopr               Common         316773100    316,647   4,299           Sole                 4,299                 0
First Merchants Corp.             Common         320817109  2,097,812  78,975         Defined               35,451            43,524
Firstar Corp. New Wis             Common         33763V109  1,528,254  72,774         Defined               72,090               684
GTE Corp.                         Common         362320103  4,070,912  57,846           Sole                57,846                 0
The Gap, Inc.                     Common         364760108  1,219,473  26,367         Defined               23,317             3,050
General Electric Company          Common         369604103 28,848,445 186,119         Defined              157,219            28,900
General Motors Corp.              Common         370442105    522,028   7,188           Sole                 7,188                 0
Gillette Company                  Common         375766102    808,165  19,503         Defined               19,303               200
Guidant Corp                      Common         401698105  1,912,154  40,415         Defined               37,790             2,625
Hewlett-Packard Co.               Common         428236103  9,570,360  83,040         Defined               71,140            11,900
Hillenbrand Industries IN         Common         431573104    468,312  14,750         Defined               14,000               750
Home Depot Inc.                   Common         437076102 20,974,291 205,252         Defined              194,802            10,450
Honeywell Int'l Inc               Common         438516106  2,640,350  46,526         Defined               44,051             2,475
Illinois Tool Works Inc.          Common         452308109  7,983,082 121,762         Defined              108,262            13,500
Indiana Energy Inc.               Common         454707100  1,572,567  88,282           Sole                88,282                 0
Ingersoll Rand                    Common         456866102    369,833   6,825         Defined                6,725               100
Intel Corp.                       Common         458140100 22,475,249 268,560         Defined              221,660            46,900
International Business Machine    Common         459200101  2,346,390  21,576         Defined               17,261             4,315
Interpublic Group Cos Inc.        Common         460690100 19,915,008 361,270         Defined              354,215             7,055
Jefferson-Pilot                   Common         475070108  4,738,502  70,461         Defined               63,261             7,200
Johnson and Johnson               Common         478160104  6,437,662  68,852         Defined               47,952            20,900
Johnson Controls                  Common         478366107  1,544,710  27,340         Defined               26,990               350
Kellogg Co.                       Common         487836108    463,536  15,355         Defined               13,455             1,900
Keycorp New                       Common         493267108    277,060  12,417           Sole                12,417                 0
Lancaster Colony Corp             Common         513847103  1,767,558  54,808           Sole                54,808                 0
Legg Mason Inc                    Common         524901105    243,950   6,995           Sole                 6,995                 0
Lexmark Intl Group Inc Cl. A      Common         529771107  3,161,754  34,135         Defined               30,770             3,365
Lilly (Eli) and Co.               Common         532457108  8,273,431 123,025         Defined              107,475            15,550
Lilly Industries                  Common         532491107    294,150  22,200           Sole                22,200                 0
Lincoln National Corp. of Indiana Common         534187109  3,593,512  90,688         Defined               59,301            31,387
Linear Technology                 Common         535678106  4,154,687  58,775         Defined               58,700                75
Lucent Technologies               Common         549463107 23,042,927 308,007         Defined              288,790            19,217
MBNA Corp                         Common         55262L100  3,120,588 114,517         Defined              113,992               525
MCN Energy Group, Inc.            Common         55267J100    495,671  20,925         Defined               20,475               450
MCI Worldcom Inc.                 Common         55268B106  1,566,465  19,735         Defined               17,185             2,550
Marsh & McLennan COS              Common         571748102  2,098,428  22,147           Sole                22,147                 0
Marsh Supermarkets Inc. Cl. B     Common         571783208  2,405,882 245,173           Sole               245,173                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  2,557,939 184,356           Sole               184,356                 0
Marshall & Ilsley                 Common         571834100    278,961   4,450           Sole                 4,450                 0
McDonald's Corp.                  Common         580135101  3,707,147  93,114         Defined               72,914            20,200
McGraw Hill Companies, Inc.       Common         580645109    287,912   4,715           Sole                 4,715                 0
Medtronic Inc.                    Common         585055106  2,535,287  69,104         Defined               65,542             3,562
Mellon Financial Corp             Common         58551A108    655,657  19,178         Defined               16,250             2,928
Merck and Co. Inc.                Common         589331107  9,987,498 147,280         Defined              122,580            24,700
Merrill Lynch & Co. Inc.          Common         590188108  2,889,614  35,293         Defined                  213            35,080
Microsoft Corp.                   Common         594918104  8,561,453  72,786         Defined               49,961            22,825
Minnesota Mining and ManufacturingCommon         604059105    712,404   7,392         Defined                1,392             6,000
Monsanto Company                  Common         611662107    571,008  16,000         Defined                7,300             8,700
Morgan (J P) & Co.                Common         616880100    847,972   6,700         Defined                  700             6,000
Morgan Stanley, Dean Witter & Co. Common         617446448    769,812   5,450           Sole                 5,450                 0
Motorola Inc.                     Common         620076109    435,125   2,950         Defined                2,850               100
National City Corporation         Common         635405103  8,160,027 345,398         Defined               38,461           306,937
National Fuel and Gas Co.         Common         636180101  1,947,963  41,835         Defined               41,385               450
ADR Nokia Corp Sponsered Finland  Common         654902204    270,000   1,500         Defined                  100             1,400
Norfolk Southern Corp.            Common         655844108    222,706  10,765         Defined               10,740                25
Nortel Networks Corp.             Common         656569100 11,001,645 110,935         Defined              110,335               600
Old Republic Int'l Corp           Common         680223104  2,396,250 177,500           Sole               177,500                 0
Omnicom Group Inc                 Common         681919106    493,555   4,951           Sole                 4,951                 0
Oracle Corp                       Common         68389X105    417,544   3,749           Sole                 3,749                 0
Paychex Inc.                      Common         704326107 10,097,834 242,224         Defined              215,862            26,362
Pepsico Inc.                      Common         713448108  1,922,360  54,151         Defined               27,951            26,200
Pfizer Inc.                       Common         717081103  3,390,399 103,720         Defined               98,620             5,100
Philip Morris Cos Inc.            Common         718154107    343,002  14,480           Sole                14,480                 0
Pitney Bowes                      Common         724479100  4,275,014  90,836         Defined               89,036             1,800
T Rowe Price                      Common         741477103  3,373,920  93,720         Defined               79,920            13,800
Procter and Gamble Co.            Common         742718109  7,039,240  64,212         Defined               61,412             2,800
Qualcomm Corp                     Common         747525103    362,320     560           Sole                   560                 0
Royal Dutch Petroleum New         Common         780257804  1,438,434  23,825         Defined               15,425             8,400
SBC Communications                Common         78387G103 18,482,485 387,571         Defined              335,348            52,223
Standard & Poors Depository       Common         78462F103  1,176,060   8,020           Sole                 8,020                 0
Sara Lee Corp.                    Common         803111103  1,613,125  72,500         Defined               67,900             4,600
Schering-Plough Corp.             Common         806605101  6,523,936 156,965         Defined              149,265             7,700
Sigma-Aldrich Corp                Common         826552101    225,000   7,500           Sole                 7,500                 0
Smithkline Beecham PLC            Common         832378301    378,000   6,000           Sole                 6,000                 0
Solectron Corp.                   Common         834182107  4,264,860  46,200         Defined               43,630             2,570
State Street Corp.                Common         857477103  5,110,568  69,650           Sole                69,650                 0
Sun Microsystems                  Common         866810104 12,049,253 153,615         Defined              148,315             5,300
Sungard Data Systems Inc.         Common         867363103    852,862  36,195         Defined               35,845               350
Sybron Intl. Corp.                Common         87114F106    396,797  16,885         Defined               16,535               350
Synovous Financial Corp.          Common         87161C105  3,443,224 173,244         Defined              172,307               937
Sysco Corp.                       Common         871829107  8,413,080 215,720         Defined              209,145             6,575
Tellabs, Inc. Delaware            Common         879664100  5,720,167  91,340         Defined               90,340             1,000
Texas Instruments                 Common         882508104    318,000   3,200           Sole                 3,200                 0
Time Warner Inc.                  Common         887315109    515,872   7,215           Sole                 7,215                 0
Tyco Intl LTD New                 Common         902124106  8,296,500 220,505         Defined              206,380            14,125
United Technologies Corp.         Common         913017109  3,396,701  52,970         Defined               52,630               340
Vitesse Semiconductor             Common         928497106    425,340   8,160         Defined                4,160             4,000
Wachovia Corp.                    Common         929771103  1,729,231  25,500           Sole                25,500                 0
Wal-Mart Stores Inc.              Common         931142103  2,237,286  32,992           Sole                32,992                 0
Walgreen Company                  Common         931422109  6,892,300 239,208         Defined              237,421             1,787
Warner-Lambert Co.                Common         934488107  3,104,520  37,545         Defined               34,320             3,225
Wells Fargo & Co New              Common         949746101    213,890   5,265           Sole                 5,265                 0
Werner Enterpises                 Common         950755108    874,083  62,997         Defined               61,947             1,050
Willamette Ind., Inc.             Common         969133107  3,033,939  65,865         Defined               65,465               400

GRAND TOTAL                                               669,894,522  12,331,264                       10,541,147     0   1,790,117
                                                          ===========  ==========                       ==========     =   =========
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